As filed with the Securities and Exchange Commission on December 15, 2021
1933 Act Registration File No. 333-259831

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[	X	]
Post-Effective Amendment No.	1	[		]

(Check appropriate box or boxes.)

BAIRD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-3500

Charles M. Weber, Esq.	Copy to:
Robert W. Baird & Co. Incorporated	Carol A Gehl, Esq.
777 East Wisconsin Avenue	Godfrey & Kahn, S.C.
Milwaukee, WI 53202	833 Michigan Street, Suite 1800
(Name and Address of Agent for Service)	Milwaukee, WI 53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Baird Funds, Inc. (the “Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of the Registrant’s Registration Statement on Form N-14 (File No. 333-2589831) filed with the Securities and Exchange Commission on October 28, 2021 pursuant to Rule 497 under the Securities Act of 1933, as amended. The purpose of this Post-Effective Amendment No. 1 is to file the Opinion of Godfrey & Kahn, S.C. regarding certain tax matters as exhibits to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VIII of the Registrant’s Amended and Restated By-Laws. In addition, the Wisconsin Business Corporation Law requires the Registrant to indemnify each of its officers and directors against liability incurred by the officer or director in any proceeding to which the officer or director was a party because he or she is an officer or director, unless liability was incurred because the officer or director breached or failed to perform a duty owed to the Registrant and the breach or failure to perform constitutes (i) a willful failure to deal fairly with the Registrant or its shareholders in connection with a matter in which the officer or director has a material conflict of interest; (ii) a violation of criminal law, unless the officer or director had reasonable cause to believe that his or her conduct was lawful or no reasonable cause to believe that it was unlawful; (iii) a transaction from which the officer or director derived an improper personal profit, or (iv) willful misconduct.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 16. Exhibits

See “Exhibit Index.”

Item 17. Undertakings

1.The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin on the 15th day of December, 2021.

BAIRD FUNDS, INC. (Registrant)

By: /s/ Mary Ellen Stanek
Mary Ellen Stanek
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below on December 15, 2021, by the following persons in the capacities indicated.

Signature	Title

/s/ Mary Ellen Stanek	President (Principal Executive Officer)
Mary Ellen Stanek

/s/ Dustin J. Hutter	Treasurer (Principal Financial and Accounting Officer)
Dustin J. Hutter

John W. Feldt*	Director
John W. Feldt

Darren R. Jackson*	Director
Darren R. Jackson

/s/ David J. Lubar	Director
David J. Lubar

Cory L. Nettles*	Director
Cory L. Nettles

Marlyn J. Spear*	Director
Marlyn J. Spear

Frederick P. Stratton, Jr.*	Director
Frederick P. Stratton, Jr.

*By: /s/ Mary Ellen Stanek
Mary Ellen Stanek President and Attorney-In-Fact Pursuant to a Power of Attorney filed September 28, 2021, and incorporated herein by reference

EXHIBIT INDEX

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(1.a)	Amended and Restated Articles of Incorporation	Filed August 14, 2008, Post-Effective Amendment No. 19
(1.b)	Amendment to Amended and Restated Articles of Incorporation (Baird SmallCap Value Fund)	Filed April 27, 2012, Post-Effective Amendment No. 27
(1.c)	Amendment to Amended and Restated Articles of Incorporation (Baird Small/Mid Cap Value Fund)	Filed November 30, 2015, Post-Effective Amendment No. 68
(1.d)	Form of Amendment to Amended and Restated Articles of Incorporation	Filed September 28, 2021, Form N-14
(2)	Registrant’s Amended and Restated By-Laws	Filed April 30, 2015, Post-Effective Amendment No. 55
(3)	None
(4)	Agreement and Plan of Reorganization	Filed as Appendix A to Part A, September 28, 2021, Form N-14
(5)	Instruments Defining Rights of Security Holders	Incorporated by Reference to the Articles of Incorporation and By-Laws
(6.a)	Investment Advisory Agreement	Filed September 25, 2000, Post-Effective Amendment No. 2
(6.b)	Exhibit I to the Investment Advisory Agreement (adding Baird SmallCap Value Fund)	Filed April 27, 2012, Post-Effective Amendment No. 27
(6.c)	Amended and Restated Exhibit N to the Investment Advisory Agreement (adding Baird Small/Mid Cap Value Fund)	Filed May 1, 2019, Post-Effective Amendment No. 85
(6.d)	Expense Cap/Reimbursement Agreement	Filed April 28, 2021, Post-Effective Amendment No. 92
(7.a)	Amended and Restated Distribution Agreement	Filed April 30, 2018, Post-Effective Amendment No. 80
(7.b)	First Amendment to the Amended and Restated Distribution Agreement	Filed April 30, 2018, Post-Effective Amendment No. 80
(7.c)	Second Amendment to the Amended and Restated Distribution Agreement	Filed October 26, 2018, Post-Effective Amendment No. 83
(7.d)	Form of Third Amendment to the Amended and Restated Distribution Agreement	Filed November 14, 2019, Post-Effective Amendment No. 89
(8)	None
(9.a)	Amended and Restated Custody Agreement	Filed October 26, 2018, Post-Effective Amendment No. 83
(9.b)	First Amendment to the Amended and Restated Custody Agreement	Filed October 26, 2018, Post-Effective Amendment No. 83

Exhibit No.	Exhibit	Incorporated by Reference	Filed Herewith

(9.c)	Second Amendment to the Amended and Restated Custody Agreement	Filed November 14, 2019, Post-Effective Amendment No. 89
(10.a)	Form of Amended and Restated Distribution and Shareholder Servicing Plan	Filed April 27, 2006, Post-Effective Amendment No. 16
(10.b)	Amended and Restated Rule 18f-3 Plan	Filed September 28, 2021, Form N-14
(11.a)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant (Baird SmallCap Value Fund)	Filed April 27, 2012, Post-Effective Amendment No. 27
(11.b)	Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of shares to be issued by the Registrant (Baird Small/Mid Cap Value Fund)	Filed November 30, 2015 Post-Effective Amendment No. 68
(11.c)	Opinion and Consent of Counsel regarding the validity of shares to be issued by the Registrant	Filed September 28, 2021, Form N-14
(12)	Opinion of Godfrey & Kahn, S.C. regarding certain tax matters		X
(13.a)	Amended and Restated Fund Administration Servicing Agreement	Filed October 26, 2018, Post-Effective Amendment No. 83
(13.b)	Amended and Restated Transfer Agent Servicing Agreement	Filed October 26, 2018, Post-Effective Amendment No. 83
(13.c)	Amended and Restated Fund Accounting Servicing Agreement	Filed October 26, 2018, Post-Effective Amendment No. 83
(13.d)	Administration Agreement	Filed September 25, 2000, on Form N-1A
(14)	Consent of Independent Registered Public Accounting Firm	Filed September 28, 2021, Form N-14
(15)	None
(16)	Power of Attorney	Filed September 28, 2021, Form N-14
(17)	Form of Proxy Card	Filed September 28, 2021, Form N-14

__________